Provision for legal and administrative proceedings (Details Narrative) R$ in Thousands	1 Months Ended	12 Months Ended
	Aug. 22, 2019 BRL (R$)	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2019 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 18,140,556	R$ 18,147,562
Provision amounts		960,881	886,947	R$ 703,522
Labor Contingent Liability 2 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		150,881	139,429
Civil Proceedings P R O C O N [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		116,985	51,713
Civil Proceedings Former Trade Partners [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		20,708	18,634
Civil Proceedings Others [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		20,089	33,682
Civil Proceedings Social Environmental And Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 356	610
Civil Proceedings A N A T E L [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities			1,364
Labor Proceedings Former Employees [Member]
IfrsStatementLineItems [Line Items]
Number of labour claims | Number		1,314		1,873
Tax Contingent Liability 27 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 192,132	213,026
Tax Contingent Liability 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		3,026,326	4,268,212
Provision amounts		8,510	8,355
Tax Contingent Liability 4 [Member]
IfrsStatementLineItems [Line Items]
Provision amounts		15,149	14,771
Tax Contingent Liability One [Member]
IfrsStatementLineItems [Line Items]
Provision amounts		R$ 39,554	38,584
Percentage of provision		11.00%
Tax Contingent Liability Two [Member]
IfrsStatementLineItems [Line Items]
Provision amounts		R$ 60,382	58,988
Tax Contingent Liability 2 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		8,782,114	8,562,352
Provision amounts		41,352	36,491
Revenue from rendering of telecommunication services		5,291	5,135
[custom:ClaimsAndLegalProccedingsForInputOutputOfGoods]		16,216	15,751
Gratuitous loan		16,374	14,912
Credits Related To Tax Substitution		22,183
Discount offered		1,140,553	1,128,741
Employee benefits		356,251	492,935
Acquisition of electricity		138,242	136,286
Tax Contingent Liability 44 [Member]
IfrsStatementLineItems [Line Items]
Cancellation of telecommunications		29,779	29,201
Social Security [Member]
IfrsStatementLineItems [Line Items]
Payment of social security contributions		23,786	10,467
Unadjusted bonuses, hiring bonuses and incentives		85,720	22,829
Tax adjustment amount		12,133,168	11,976,959
Labor Contingent Liability 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 306,315	R$ 317,971
Number of labour claims | Number		3,067	3,038
Tax Contingent Liability 5 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 1,467,409	R$ 2,715,670
Tax Contingent Liability 6 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		231,810	193,181
Tax Contingent Liability 7 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		69,124	67,572
Tax Contingent Liability 8 [Member] | T I M Celular S A [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		268,170	259,088
Tax Contingent Liability 99 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		410,662	399,691
Tax Contingent Liability 12 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		654,011	608,316
Tax Contingent Liability 13 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		3,449,439	3,356,501
Tax Contingent Liability 17 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		727,057	698,673
Tax Contingent Liability 18 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		547,575	249,271
Tax Contingent Liability 20 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		116,700	197,521
Tax Claim State Taxes Collection Of I C M S Tax On Subscription Services [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		286,519	260,447
Tax Contingent Liability 3 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		1,234,618	740,813
Tax Contingent Liability 22 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		618,343	150,023
Tax Contingent Liability 23 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		399,141	385,536
Tax Contingent Liability 25 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		137,944	126,159
Tax Contingent Liability 26 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		3,266,381	3,014,976
Regulatory Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 120,218	R$ 119,076
Civil Contingent Liability 2 [Member] | Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	R$ 627,000
Description of additional commitment	additional commitment to bring mobile broadband, through the 4G network, to 366 municipalities with less than 30 thousand inhabitants thus reaching more than 3.4 million people.
Description of infrastruce implemented	The new infrastructure will be implemented in three years - more than 80% in the first two years – being guaranteed by the company the sharing regime with the other providers.